Share-Based Payment Arrangements - Summary Of Indirect Measurement Of Fair Value Of Goods Or Services Received, Share Options Granted During Period (Detail)	12 Months Ended
	Dec. 31, 2021 $ / Year $ / shares	Dec. 31, 2020 $ / Year $ / shares	Dec. 31, 2019 $ / Year $ / shares
Text Block [Abstract]
Grant date share price	$ 7.00	$ 8.93	$ 10.88
Exercise price	$ 7.10	$ 9.74	$ 11.13
Risk-free rate	1.32%	0.36%	1.57%
Expected life, years | $ / Year	6.2	5.0	3.9
Expected volatility	75.00%	66.00%	54.00%
Forfeiture rate	7.00%		10.00%